Related Party Transactions (Details) - USD ($)				1 Months Ended				12 Months Ended
	Mar. 20, 2019	Mar. 02, 2019	Nov. 13, 2018	Oct. 30, 2019	Mar. 27, 2019	Dec. 29, 2018	Aug. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 05, 2020	Mar. 02, 2020	Sep. 26, 2018
Related Party Transactions (Textual)
Debt Instrument, Interest Rate, Stated Percentage							5.00%
Debt Instrument, Convertible, Conversion Price				$ 800
Revenue from Contract with Customer, Including Assessed Tax								$ 61,000	$ 48,000
Bad debt								83,000	0
Principal amount					$ 171,233
Debt Instrument, Maturity Date				Mar. 01, 2020			Aug. 31, 2019
Lender advanced							$ 500,000
Description of amended and restated			the Company amended and restated the Note to increase the maximum amount that may be drawn down under the Note from $750 to $1,000.			the Lender advanced an additional $250 of funds to the Company. As of December 31, 2018, the Company recorded $1,000 as a liability on the consolidated balance sheets.
Lender advanced additional of funds								355,000	250,000			$ 250,000
Description of securities purchase agreement		the Company entered into securities purchase agreements for a private placement with a group of accredited investors and issued 1,533,058 shares of Common Stock to the investors, including four members of the Company’s board of directors, for aggregate cash proceeds of $1,030 and $825 of the Note exchanged into 681,818 shares. The closing of the Private Placement occurred on March 5, 2020 and included the exchange of $825 of the principal amount of a promissory note
Liabilities									$ 1,000,000
Note payable principal balance								1,105,000
Interest expense								$ 54,000
Conversion of promissory note					$ 250,000
Private Placement [Member]
Related Party Transactions (Textual)
Principal amount	$ 171,233
Conversion of Stock, Shares Converted	171,233,000				171,233
Debt Conversion, Converted Instrument, Amount					$ 250,000
Conversion of promissory note	$ 250,000
Private Placement [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Conversion of promissory note										$ 825,000	$ 825,000
Joseph Mannello [Member]
Related Party Transactions (Textual)
Unsecured promissory note principal amount							$ 750,000